Average Annual Total Returns - Invesco VI SP 500 Index Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF S&P 500® Funds Index 1 Year	Lipper VUF S&P 500® Funds Index 5 Years	Lipper VUF S&P 500® Funds Index 10 Years
Total	May 18, 1998	17.99%	14.72%	13.46%	Jun. 05, 2000	17.70%	14.45%	13.18%	18.40%	15.22%	13.88%	16.70%	14.60%	13.39%